Intangible Assets, net - Schedule of Carrying Amount of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets
Total intangibles assets, net	$ 65	$ 158
Licensing Agreements
Finite-Lived Intangible Assets
Software licenses	288	291
Less: accumulated amortization	(223)	(133)
Total intangibles assets, net	$ 65	$ 158